Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 11, 2017	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	100.00%
Investments in subsidiaries	$ 1,173,728	$ 1,193,741
Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 1,163,322	$ 1,288,444
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Magnora
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		43.50%		40.00%
Teekay Parent
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 756,140	$ 488,547
Teekay Parent | Teekay Offshore | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	14.00%
Investments in subsidiaries	$ 0	$ 157,924
Teekay Parent | TOO GP | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		49.00%
Investments in subsidiaries	$ 0	$ 3,968
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Investments in subsidiaries	$ 73,400	79,100
Teekay LNG | Bahrain LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Investments in subsidiaries	$ 64,017	81,709
Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%
Teekay LNG | Yamal LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 264,088	210,290
Teekay LNG | Pan Union Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 75,403	71,040
Teekay LNG | Pan Union Joint Venture | Minimum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG | Pan Union Joint Venture | Maximum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG | Exmar LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 32,717	32,419
Teekay LNG | Exmar LPG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 149,024	151,186
Teekay LNG | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG | MALT Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Investments in subsidiaries	$ 344,571	342,280
Teekay LNG | Angola Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Investments in subsidiaries	$ 84,474	79,606
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Teekay LNG | RasGas3 Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Investments in subsidiaries	$ 120,917	132,256
Teekay Tankers | Wah Kwong Joint Venture | Conventional Tankers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries	$ 28,111	$ 25,766
Qatar Gas Transport Company Ltd | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	60.00%